Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2021	2020

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$573,276	$577,656
Furniture, equipment and vehicles	1	-	20	years	302,847	311,313
Land					113,118	117,848
Less: accumulated depreciation					(542,159)	(526,939)
Bank premises and equipment, net					$447,082	$479,878